Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Adjustments to the valuation allowance	$ 17,148,192	$ 5,760,247
Unrecognized tax benefits	$ 0	0
Income tax examination, description	2017 year and beyond
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 89,800,000	43,900,000
Adjustments to the valuation allowance	14,000,000
Domestic Tax Authority [Member] | Tax Year 2027 Expiration
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 1,000,000
Operating loss carryforwards expiration year	2027 years
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Adjustments to the valuation allowance	$ 3,200,000
State and Local Jurisdiction [Member] | Tax Year 2030 Expiration
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 79,300,000	$ 50,100,000
Operating loss carryforwards expiration year	2030 years